Fees Summary	Jan. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,128,000
Previously Paid Amount	0.00
Total Fee Amount	172.70
Total Offset Amount	0.00
Net Fee	172.70
Narrative - Max Aggregate Offering Price	$ 1,128,000
Final Prospectus	true